Investment revenue	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Investment revenue
12.	INVESTMENT REVENUE

Bank and other cash	4,828,827	1,064,093
	4,828,827	1,064,093

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2025

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS

8. INVESTMENT REVENUE
Bank	1,064,093	-
	1,064,093	-